Goodwill and Other Intangible Assets (Future Amortization Expense) (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Expected Amortization Expense for Intangible Assets
Fiscal 2018	$ 6.8
Fiscal 2019	6.7
Fiscal 2020	6.5
Fiscal 2021	6.1
Fiscal 2022	5.5
Thereafter	32.4
Finite-lived intangible assets, net	$ 64.0	$ 70.0